STOCKHOLDERS’ DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Equity [Abstract]
For the three and nine months ended October 31 ,2021 the Company issued the following warrants

For the three and nine months ended October 31 ,2021 the Company issued the following warrants:

On July 27, 2021, the Company issued a warrant to Triton Funds LP (“Triton”) to acquire 300,000 shares of the Company’s common stock as part of the Common Stock Purchase Agreement with Triton which allows Triton to purchase shares of our common stock and which was included in the Registration Statement on Form S-1 the Company filed on August 5, 2021 and which went effective on August 18, 2021 (see Note 16). The table A below provides the significant estimates used that resulted in the Company determining the fair value of the warrant at $600,000, which has been recorded as a deferred offering cost. In the event that Triton requests purchases of the Company’s common stock that total less than $600,000, the deferred offering costs will be expenses as professional fees.

Table A

Expected volatility	2181%
Exercise price	$2.11
Stock price	$2.00
Expected life	3 years
Risk-free interest rate	0.37%
Dividend yield	0%

On August 26, 2021, the Company issued a warrant to consultant to acquire 250,000 shares of the Company’s common stock. The table B below provides the significant estimates used that resulted in the Company determining the fair value of the warrant at $512,500, which has been recorded as consulting fees.

Table B

Expected volatility	2174%
Exercise price	$1.50
Stock price	$2.05
Expected life	3 years
Risk-free interest rate	0.46%
Dividend yield	0%

For the three and nine months ended October 31, 2020, the Company issued a warrant to acquire 950,000 shares of stock as part of a debt settlement transaction describe in Note 7. The Warrant gives the holder the right to cash settle the warrants if a fundamental transaction as defined in the warrants occurs. However, a member of management and shareholder of the Company who controls approximately 60% of all voting shares would decide if a fundamental transaction would occur. The Company currently is not considering any fundamental transactions. Based on the above the Company used a Black Scholes model to record the value of the warrant. The warrants having a fair value of $351,500 with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions:

Expected volatility	506.8%
Exercise price	$0.40
Stock price	$0.37
Expected life	3 years
Risk-free interest rate	0.19%
Dividend yield	0%

The Company had the following fully vested warrants outstanding at October 31, 2021

The Company had the following fully vested warrants outstanding at October 31, 2021:

Issued To	# Warrants	Dated	Expire	Strike Price	Expired	Exercised
Lender	950,000	08/28/2020	08/28/2023	$0.40 per share	N	N
Broker	2,500	10/11/2020	10/11/2025	$4.50 per share	N	N
Broker	3,000	11/25/2020	11/25/2025	$3.00 per share	N	N
Triton	300,000	07/27/2021	07/27/2024	$2.11 per share	N	N
Consultant	250,000	08/26/2021	08/26/2024	$1.50 per share	N	N

For the three and nine months ended October 31, 2020, the Company issued a stock option to CEO and director T. Armes to acquire 500,000 shares of stock. The table below provides the significant estimates used that resulted in the Company determining the fair value of the option at $585,000, which has been recorded as stock based compensation with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions

For the three and nine months ended October 31, 2020, the Company issued a stock option to CEO and director T. Armes to acquire 500,000 shares of stock. The table below provides the significant estimates used that resulted in the Company determining the fair value of the option at $585,000, which has been recorded as stock based compensation with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions:

Expected volatility	2644%
Exercise price	$1.50
Stock price	$1.17
Expected life	2 years
Risk-free interest rate	0.36%
Dividend yield	0%

Schedule of issued options and warrants outstanding

The Company had the following fully vested options outstanding at October 31, 2021:

Issued To	# Options	Dated	Expire	Strike Price	Expired	Exercised
T. Armes	500,000	10/14/2021	10/14/2023	$1.50 per share	N	N

The Company had the following options and warrants outstanding at January 31, 2021:

Issued To	# Warrants	Dated	Expire	Strike Price	Expired	Exercised
Lender	950,000	08/28/2020	08/28/2023	$0.40 per share	N	N
Broker	2,500	10/11/2020	10/11/2025	$4.50 per share	N	N
Broker	3,000	11/25/2020	11/25/2025	$3.00 per share	N	N

Summary of warrants outstanding

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at January 31, 2021	—	$—	955,500	$0.42
Granted	500,000	1.50	550,000	1.83
Exercised	—	—	—	—
Forfeited and canceled	—	—	—	—
Outstanding at October 31, 2021	500,000	$1.50	1,505,500	$0.58

Summary of warrants outstanding

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at January 31, 2019	—	$—	1.4	$225,520
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited and canceled	—	—	—	—
Outstanding at January 31, 2020	—	$—	1.4	$225,520
Granted	—	—	955,500	0.42
Exercised	—	—	—	—
Forfeited and canceled	—	—	(1.4)	(225,220)
Outstanding at January 31, 2021	—	$—	955,500	$$0.42

● warrants to a broker to acquire 5,500 common shares for a fair value of $13,470 recorded as general and administrative expenses with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions in the Table A below:

● warrants to a broker to acquire 5,500 common shares for a fair value of $13,470 recorded as general and administrative expenses with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions in the Table A below:

Table A

Expected volatility	415.5% - 506.8%
Exercise price	$0.40 - $4.50
Stock price	$0.37 - $2.70
Expected life	3 - 5 years
Risk-free interest rate	0.19% - 0.39%
Dividend yield	0%